Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Compensation
Schedule of Stock option activities

			Weighted
		Weighted	average	Weighted
		average	remaining	average
	Number of	exercise	contractual	grant date
	shares	price	term	fair value
		US$		US$
Outstanding as of January 1, 2018	—	—	—	—
Grant	175,978,312	0.0000001	5	1.38
Forfeited	—	—	—	—
Outstanding as of December 31, 2018	175,978,312	0.0000001	4.97	1.38
-Grant to Employees	2,809,000	0.0000001	4.5	1.4
-Forfeited	(74,243,734)	0.0000001	4.3	1.38
Outstanding as of December 31, 2019	104,543,578	0.0000001	3.98	1.38
- Grant to Employees	—	—	—	—
- Forfeited	(11,079,090)	0.0000001	2.98	1.38
Outstanding as of December 31, 2020	93,464,488	0.0000001	2.98	1.38
Exercisable as of December 31, 2020	—	—	—	—

Schedule of assumptions using Binomial Option Pricing Model

2019
Expected volatility	60%
Risk-free interest rate (per annum)	2.8%
Exercise multiple	2.2
Expected dividend yield	0%
Contractual term (in years)	5